INVESTMENTS (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Jun. 08, 2021	Mar. 31, 2021
Financial assets, measured at fair value: | Investments
Disclosure of associates [line items]
Financial assets	$ 242	$ 250	$ 0
Rx Debentures
Disclosure of associates [line items]
Unsecured bank loans received		$ 250
Borrowings, interest rate		10.00%
Percentage of equity financing offering price		80.00%
Percentage of conversion price		125.00%